Summary of Significant Accounting Policies (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 HKD ($)	Apr. 01, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalent	$ 72,805			¥ 0.5
Consideration risk percentage	10.00%	10.00%
Allowances for doubtful accounts (in Dollars)	$ 535,767	$ 1,122,743
Operating lease assets and liability (in Dollars)						$ 47,000
Cash	1,511,208	1,940,850
Cash deposits (in Dollars)	$ 11,056,255	$ 9,821,654
Percentage of total revenues	10.00%	10.00%	10.00%
Percentage of total purchases	10.00%	10.00%	10.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of value added tax	6.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of value added tax	3.00%
B2B2C Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable (in Dollars)	$ 800,000	$ 1,710,000
Customer One [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage	10.00%	10.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage			10.40%
HKD [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash					$ 500,000
Business Tax [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of business tax	3.00%			3.00%	3.00%
Third Party [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of interest loan	6.00%
HKD [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash		$ 63,695